PRINCIPAL ACCOUNTING POLICIES (Narrative) (Details)		9 Months Ended	12 Months Ended
	Jan. 01, 2018 USD ($)	Sep. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥) segment	Dec. 31, 2020 USD ($) segment	Dec. 31, 2020 EUR (€) segment	Dec. 31, 2019 CNY (¥) Plant	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 01, 2020 CNY (¥)	Nov. 30, 2019 Plant
Foreign currency translation
Cash, cash equivalents, and restricted cash			¥ 11,149,100,000			¥ 10,387,200,000
Current expected credit losses
Retained earnings			4,216,350,412			3,981,660,004		$ 646,183,971
Expected credit loss provision			14,086,414	$ 2,158,837		61,591,999	¥ (8,051,386)
Expected credit loss provision, current			293,359,875			318,197,517
Expected credit loss provision, non-current assets			1,138,553			0
Short-term and long-term advances to suppliers
Provision for advance to suppliers			0			0	0
Provision for loss on long-term contracts			0			0	0
Interest Capitalization
Interest Expense			705,158,872			605,882,474	429,347,129
Interest and Other Income			¥ 216,618,294			¥ 170,984,099	83,461,323
Assets Held For Sale
Number of solar power plants held for sale | Plant						2				2
Project assets
Project assets, useful life			20 years	20 years	20 years
Revenue recognition
Number of Operating Segments | segment			1	1	1
Retainage			¥ 26,758,010			¥ 55,582,550	63,243,490
Retain percentage, minimum			5.00%	5.00%	5.00%
Retain percentage, maximum			10.00%	10.00%	10.00%
Warranty cost
Product defect, minimum warranty			5 years	5 years	5 years
Product defect, maximum warranty			10 years	10 years	10 years
Product decline, minimum warranty			10 years	10 years	10 years
Product decline, maximum warranty			25 years	25 years	25 years
Warranty cost expenses			¥ 363,159,029			303,652,391	278,417,311
Utilization of warranty accruals			¥ 98,525,648			85,035,667	102,600,327
Amount compensated by the supplier		¥ 83,054,792			€ 750,000
Product decline, minimum percentage			10.00%	10.00%	10.00%
Product decline, maximum percentage			20.00%	20.00%	20.00%
Product failure rate over warranty period			1.00%	1.00%	1.00%
Past years matching actual claims with expected estimates.			2 years	2 years	2 years
Government grants
Subsidy income			¥ 191,980,690	$ 29,422,328		63,016,966	52,176,462
Government grants related to assets			20,000,000			24,889,754	8,102,911
Appropriation to statutory reserves			¥ 0			0	0
Convenience translation
Exchange rate			6.5250					6.5250
Standard and Extended Product Warranty Accrual			¥ 123,942,984			123,853,626	162,447,593
Capitalized Contract Cost, Net | $								$ 0
Revenue, Practical Expedient, Financing Component [true false]			true	true	true
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Other Information			Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized.	Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized.	Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized.
Unrecognized Tax Benefits			¥ 0			0
Appropriations to Free Reserves Percentage			10.00%	10.00%	10.00%
Revenue, Performance Obligation, Description of Payment Terms			customers to make full payment within 90 days and our domestic customers to make 90% to 95% of payment within 180 days after delivery and the rest will be paid when the Retainage Period (as defined below) ends	customers to make full payment within 90 days and our domestic customers to make 90% to 95% of payment within 180 days after delivery and the rest will be paid when the Retainage Period (as defined below) ends	customers to make full payment within 90 days and our domestic customers to make 90% to 95% of payment within 180 days after delivery and the rest will be paid when the Retainage Period (as defined below) ends
Operating Lease, Right-of-Use Asset			¥ 316,512,346			317,903,640		48,507,639
Operating Lease, Liability			325,483,123			319,577,483
Finance Lease, Right-of-Use Asset			829,122,192			1,259,713,215		127,068,535
Long-term borrowings			(7,301,535,829)			(1,586,187,165)		(1,119,009,322)
Other payables and accruals			(3,408,395,342)			(3,055,929,756)		$ (522,359,435)
ASC 606 [Member]
Revenue recognition
Retainage			28,824,540			7,660,940	26,604,993
ASC 606 [Member] | Adjustment
Convenience translation
Retained Earnings (Accumulated Deficit) | $	$ 0
ASU No. 2016-13
Current expected credit losses
Retained earnings									¥ 6,600,000
Allowance for accounts receivables-third parties									30,900,000
Allowance for accounts receivables- related parties									15,000,000.0
Allowance for other receivables and other current/non-current assets									9,300,000
Expected credit loss provision			14,086,414
Expected credit loss provision, current			323,688,768						306,525,000
Expected credit loss provision, non-current assets			1,987,646						¥ 5,065,000
Electricity [Member]
Cost of revenue
Cost of electricity sales			40,400,000			19,400,000	0
Shipping and Handling [Member]
Cost of revenue
Cost of electricity sales			¥ 1,631,219,134			1,489,639,843	1,005,186,974
Minimum [Member]
Project assets
Lessee, Operating Lease, Term of Contract			3 years					3 years
Revenue recognition
Contract Receivable Retainage Period			1 year	1 year	1 year
Convenience translation
Percentage of Revenue Recognized	90.00%
Maximum [Member]
Project assets
Lessee, Operating Lease, Term of Contract			20 years					20 years
Revenue recognition
Contract Receivable Retainage Period			2 years	2 years	2 years
Convenience translation
Percentage of Revenue Recognized	95.00%
Construction Projects Of Continuing Operation [Member]
Interest Capitalization
Interest capitalized			¥ 29,306,768			43,841,311	51,243,764
Statutory reserves [Member]
Government grants
Appropriation to statutory reserves			¥ 2,301,771			¥ 119,530,534	¥ 53,290,350
Buildings [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life			20 years	20 years	20 years
Machinery and equipment [Member] | Minimum [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life			5 years	5 years	5 years
Machinery and equipment [Member] | Maximum [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life			10 years	10 years	10 years
Furniture, fixture and office equipment [Member] | Minimum [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life			3 years	3 years	3 years
Furniture, fixture and office equipment [Member] | Maximum [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life			5 years	5 years	5 years
Motor vehicles [Member] | Minimum [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life			4 years	4 years	4 years
Motor vehicles [Member] | Maximum [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life			5 years	5 years	5 years
Land use rights [Member]
Project assets
Intangible asset, useful life, minimum			50 years	50 years	50 years
Intangible asset, useful life, maximum			70 years	70 years	70 years
Purchased software and trademark registration fees [Member]
Project assets
Intangible asset, useful life, minimum			5 years	5 years	5 years
Intangible asset, useful life, maximum			10 years	10 years	10 years